PROPERTY, PLANT AND EQUIPMENT (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 249,002	$ 252,392
Depreciation (note 23)	(3,661)	(4,371)
Property, plant and equipment, ending	258,291	249,002
Plant and equipment | Cost including CIP
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	103,186	103,950
Additions	173	257
Amortization	0	0
Depreciation (note 23)	0	0
Disposals	(365)	(806)
Reclamation adjustment (note 16)	436	(215)
Property, plant and equipment, ending	103,430	103,186
Plant and equipment | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(20,516)	(16,930)
Additions	0	0
Amortization	(189)	(190)
Depreciation (note 23)	(3,661)	(4,371)
Disposals	91	785
Reclamation adjustment (note 16)	189	190
Property, plant and equipment, ending	(24,086)	(20,516)
Plant and equipment | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	82,670	87,020
Additions	173	257
Amortization	(189)	(190)
Depreciation (note 23)	(3,661)	(4,371)
Disposals	(274)	(21)
Reclamation adjustment (note 16)	625	(25)
Property, plant and equipment, ending	79,344	82,670
Mineral properties | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	0	0
Additions	0	0
Impairment reversal (expense)	0	0
Recoveries	0	0
Property, plant and equipment, ending	0	0
Mineral properties | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	166,332	165,372
Additions	18,923	829
Impairment reversal (expense)	(6,086)	331
Recoveries	(222)	(200)
Property, plant and equipment, ending	178,947	166,332
Mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	166,332	165,372
Additions	18,923	829
Impairment reversal (expense)	(6,086)	331
Recoveries	(222)	(200)
Property, plant and equipment, ending	$ 178,947	$ 166,332